Debt - Carrying Value of Debt Obligations (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2012 Senior Secured Credit Facility [Member]	Dec. 31, 2011 Senior Secured Credit Facility [Member]	Dec. 31, 2012 10.25% Senior Notes [Member]	Aug. 20, 2012 10.25% Senior Notes [Member]	Dec. 31, 2011 10.25% Senior Notes [Member]	Dec. 31, 2012 7.25% Senior Notes [Member]	Sep. 04, 2012 7.25% Senior Notes [Member]	Dec. 31, 2011 7.25% Senior Notes [Member]	Dec. 31, 2012 10.75% Senior Subordinated Notes [Member]	Dec. 31, 2011 10.75% Senior Subordinated Notes [Member]	Dec. 31, 2012 A/R Facility [Member]	Dec. 31, 2011 A/R Facility [Member]	Dec. 31, 2012 Compensating cash balance [Member]	Dec. 31, 2011 Compensating cash balance [Member]	Dec. 31, 2012 Capital leases [Member]	Dec. 31, 2011 Capital leases [Member]	Dec. 31, 2012 8% Predecessor Senior Subordinated Notes [Member]	Dec. 31, 2011 8% Predecessor Senior Subordinated Notes [Member]	Dec. 31, 2012 Other debt [Member]	Dec. 31, 2011 Other debt [Member]
Debt Instrument [Line Items]
Debt instrument carrying amount, total	$ 3,148.6	$ 2,908.7	$ 1,475.7	$ 1,367.7		$ 713.0	$ 713.0	$ 750.0	$ 750.0		$ 526.5	$ 522.9	$ 117.2	$ 101.0	$ 246.9	$ 185.4	$ 19.7	$ 17.2	$ 1.0	$ 1.0	$ 11.6	$ 0.5
Less current portion	(393.5)	(214.5)
Long term-portion	$ 2,755.1	$ 2,694.2